SCHEDULE OF ISSUED AND OUTSTANDING WARRANTS (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Aug. 31, 2019
Class of Warrant or Right [Line Items]
Warrants, Exercised									1,400
Warrants exercised					243,299				56
Warrants exercised									(1,400)
Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants exercised									838
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants, Outstanding		252,929	252,929	252,929	9,888		137	[1]
Weighted average exercise price, Outstanding		$ 53.55	$ 53.55	$ 53.55	$ 308.55		$ 6,300.00	[1]
Weighted average remaining contractual life (in years), Outstanding		1 year 4 months 17 days	2 years	3 years 7 days	4 years 10 days		4 years 10 months 17 days		7 months 6 days	[1]
Warrants, Issued		[2]			248,586	[3]	142	[4]
Weighted average exercise price, Issued	[2]
Warrants, Exercised					5,307		21
Weighted average exercise price, Exercised					$ 49.20		$ 6,300.00
Warrants, expired		(16,263)			(238)
Weighted average exercise price, Expired		$ 53.55			$ 6,300.00
Warrants, Outstanding		236,666	252,929	252,929	252,929		9,888		137	[1]
Weighted average exercise price, Outstanding		$ 53.55	$ 53.55	$ 53.55	$ 53.55		$ 308.55		$ 6,300.00	[1]
Warrants exercised					126				838		1,400
Weighted average exercise price, Outstanding					$ 49.20	[3]	$ 6,300.00	[4]
Weighted average remaining contractual life (in years), Issued					4 years 1 month 9 days	[3]	6 months	[4]
Warrants, Issued	[1]						9,630
Weighted average exercise price, Outstanding	[1]						$ 148.50
Weighted average remaining contractual life (in years), Issued	[4]						5 years
Warrants exercised					(5,307)		(21)
Warrants, expired		16,263			238
Weighted average remaining contractual life (in years), Exercised					6 months

[1]	Common stock will be issued upon exercise of the 9,630 warrants having intrinsic value of $0 and $73,667 as of December 31, 2022 and 2021, respectively.
[2]	Common stock will be issued upon warrants exercise of the 243,299 warrants having no intrinsic value as of December 31, 2022.
[3]	Common stock will be issued upon warrants exercise of the 243,299 warrants having no intrinsic value as of December 31, 2022.
[4]	Series C-1 Preferred Stock will be issued upon the exercise of the warrants. The Series C-1 Preferred Stock was automatically converted into 0 and 77,200 shares of common stock with the intrinsic value of $0 and $10,433,580 as of December 31, 2022 and 2021, respectively.